Software Costs (Details)	Dec. 15, 2016 USD ($)
Software Costs
Cash (paid in December 2016)	$ 60,000
2,926,830 shares of the Company's common stock	2,883,220
Liabilities assumed	40,140
Total purchase price	2,983,360
Cash	8,672
Accounts receivable	3,583
Property and equipment	3,333
Software	1,253,000	[1]
Goodwill	1,714,772
Assets acquired	$ 2,983,360

[1]	The estimated useful life for software development is assumed at 3 years. The acquisition was completed in January 2017, however the allocation of proceeds to identifiable assets was recognized during fourth quarter of 2017.